ARGENT MID CAP ETF
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)

COMMON STOCKS - 98.1%	Shares	Value
Application Software - 8.2%
Descartes Systems Group, Inc. (a)	25,928	$2,890,713
Fair Isaac Corp. (a)	1,759	3,318,090
Tyler Technologies, Inc. (a)	3,529	2,147,149
		8,355,952

Asset Management & Custody Banks - 5.4%
Carlyle Group, Inc.	44,765	2,231,088
Victory Capital Holdings, Inc. - Class A	50,124	3,209,941
		5,441,029

Automotive Parts & Equipment - 1.5%
Patrick Industries, Inc.	17,190	1,557,414

Automotive Retail - 4.3%
Asbury Automotive Group, Inc. (a)	6,557	1,759,899
Murphy USA, Inc.	5,545	2,601,936
		4,361,835

Building Products - 2.9%
Builders FirstSource, Inc. (a)	21,050	2,925,739

Cargo Ground Transportation - 1.7%
TFI International, Inc.	19,480	1,765,862

Casinos & Gaming - 1.5%
Churchill Downs, Inc.	12,378	1,466,793

Construction & Engineering - 0.8%
Comfort Systems USA, Inc.	2,357	856,369

Construction Machinery & Heavy Transportation Equipment - 0.9%
Federal Signal Corp.	10,855	882,294

Consumer Finance - 2.6%
OneMain Holdings, Inc.	48,803	2,622,673

Diversified Support Services - 7.6%
Cintas Corp.	18,768	3,894,360
Copart, Inc. (a)	69,300	3,797,640
		7,692,000

ARGENT MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 28, 2025 (Unaudited)

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Electrical Components & Equipment - 2.1%
AMETEK, Inc.	11,385	$2,155,180

Environmental & Facilities Services - 1.0%
Tetra Tech, Inc.	36,267	1,058,634

Health Care Facilities - 2.4%
HCA Healthcare, Inc.	8,016	2,455,301

Health Care Services - 1.8%
Addus HomeCare Corp. (a)	19,095	1,828,728

Home Furnishings - 2.5%
Somnigroup International, Inc.	40,329	2,576,217

Homebuilding - 4.7%
DR Horton, Inc.	19,395	2,459,480
TopBuild Corp. (a)	7,449	2,282,299
		4,741,779

Internet Services & Infrastructure - 2.4%
GoDaddy, Inc. - Class A (a)	13,503	2,423,788

Investment Banking & Brokerage - 7.0%
Houlihan Lokey, Inc.	19,387	3,360,737
LPL Financial Holdings, Inc.	10,149	3,772,789
		7,133,526

IT Consulting & Other Services - 2.9%
Gartner, Inc. (a)	5,866	2,923,145

Life Sciences Tools & Services - 5.2%
Agilent Technologies, Inc.	18,146	2,321,236
Medpace Holdings, Inc. (a)	8,934	2,924,277
		5,245,513

Oil & Gas Storage & Transportation - 2.0%
Cheniere Energy, Inc.	8,921	2,038,984

Property & Casualty Insurance - 3.2%
Kinsale Capital Group, Inc.	2,192	946,615
RLI Corp.	30,775	2,341,670
		3,288,285

ARGENT MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 28, 2025 (Unaudited)

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Real Estate Services - 4.5%
Colliers International Group, Inc.	17,035	$2,184,228
FirstService Corp.	13,344	2,354,282
		4,538,510

Regional Banks - 1.0%
Axos Financial, Inc. (a)	15,394	1,028,319

Research & Consulting Services - 6.2%
Booz Allen Hamilton Holding Corp.	17,635	1,870,368
CBIZ, Inc. (a)	41,978	3,281,420
ICF International, Inc.	13,881	1,100,208
		6,251,996

Semiconductor Materials & Equipment - 1.7%
Entegris, Inc.	16,665	1,686,831

Specialized Consumer Services - 2.2%
Service Corp. International	27,182	2,201,742

Systems Software - 4.2%
Fortinet, Inc. (a)	39,362	4,251,490

Trading Companies & Distributors - 3.7%
Ferguson Enterprises, Inc.	10,237	1,817,067
United Rentals, Inc.	3,078	1,977,061
		3,794,128
TOTAL COMMON STOCKS (Cost $92,237,262)		99,550,056

SHORT-TERM INVESTMENTS - 1.9%
Money Market Funds - 1.9%
First American Government Obligations Fund - Class X, 4.29% (b)	1,890,429	1,890,429
TOTAL SHORT-TERM INVESTMENTS (Cost $1,890,429)		1,890,429

TOTAL INVESTMENTS - 100.0% (Cost $94,127,691)		$101,440,485
Liabilities in Excess of Other Assets - (0.0%) (c)		(29,129)
TOTAL NET ASSETS - 100.0%		$101,411,356

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.
(c)	Represents less than 0.05% of net assets.

ARGENT MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 28, 2025 (Unaudited)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ARGENT MID CAP ETF

Summary of Fair Value Disclosures as of February 28, 2025 (Unaudited)

Argent Mid Cap ETF (the “Fund”) has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$99,550,056	$—	$—	$99,550,056
Money Market Funds	1,890,429	—	—	1,890,429
Total Investments	$101,440,485	$—	$—	$101,440,485

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended February 28, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.